25. PENSION AND OTHER POST-EMPLOYMENT PLANS (Details 10) R$ in Millions	Dec. 31, 2017 BRL (R$)
Medical plan [Member] | Discount rate [Member]
Disclosure of defined benefit plans [line items]
Assumptions utilized	9.76%
Average (%)	10.76%
Actuarial liabilities	R$ (16.4)
Average (%)	8.76%
Actuarial liabilities	R$ 20.3
Medical plan [Member] | Medical inflation [Member]
Disclosure of defined benefit plans [line items]
Assumptions utilized	7.38%
Average (%)	8.38%
Actuarial liabilities	R$ 20.0
Average (%)	6.38%
Actuarial liabilities	R$ (16.4)
Medical plan [Member] | Turnover [Member]
Disclosure of defined benefit plans [line items]
Average (%)	300.00%
Actuarial liabilities	R$ (0.5)
Average (%)	(3.00%)
Actuarial liabilities	R$ 0.8
F.G.T.S. Penalty [Member] | Discount rate [Member]
Disclosure of defined benefit plans [line items]
Assumptions utilized	9.30%
Average (%)	10.30%
Actuarial liabilities	R$ (4.9)
Average (%)	8.30%
Actuarial liabilities	R$ 5.5
F.G.T.S. Penalty [Member] | Turnover [Member]
Disclosure of defined benefit plans [line items]
Average (%)	300.00%
Actuarial liabilities	R$ (16.7)
Average (%)	(3.00%)
Actuarial liabilities	R$ 22.8
F.G.T.S. Penalty [Member] | Wage growth rate [Member]
Disclosure of defined benefit plans [line items]
Assumptions utilized	4.25%
Average (%)	5.25%
Actuarial liabilities	R$ 0.8
Average (%)	3.25%
Actuarial liabilities	R$ (0.3)